MEZZANINE EQUITY (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
MEZZANINE EQUITY [Line Item]
Estimated redemption value		$ 4,211	$ 21,854
Accretion charge recorded as net income attributable to the mezzanine classified non-controlling interest		1,697	251
Payment to redeem the ordinary shares		$ 1,304	15,726	$ 6,682
FL Mobile Inc. [Member]
MEZZANINE EQUITY [Line Item]
Ownership	100.00%	0.91%
Aggregate consideration received for issuance of subsidiary's shares	$ 21,603		$ 21,603
Period after closing date used to calculate market capitalization of subsidiary		12 months
Expiration term of put option after the first anniversary of the closing date		3 months
Equity interests held by three shareholders		0.91%
Number of shareholders who redeem their equity interests | item		2
FL Mobile Inc. [Member] | Maximum [Member]
MEZZANINE EQUITY [Line Item]
Option to sell equity interest to other third party investors	2.13%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member]
MEZZANINE EQUITY [Line Item]
Ownership	4.94%
Percentage of subsidiary's shares newly issued to noncontrolling interest	4.94%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member] | Maximum [Member]
MEZZANINE EQUITY [Line Item]
Ownership	3.75%
FL Mobile Inc. [Member] | Bison Mobile Limited and Treasure Getter Limited [Member]
MEZZANINE EQUITY [Line Item]
Payment to redeem the ordinary shares		$ 17,753